Subsequent events (Details Textual) CAD / shares in Units, shares in Thousands, CAD in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 20, 2018 CAD CAD / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Proceeds from Stock Options Exercised | $		$ 199	$ 53	$ 41
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	648,224
Proceeds from Stock Options Exercised | CAD	CAD 150,400
Share Based Compensation Arrangement By Share Based Paymen Award Options Exercises Or Transformed To Stock Appreciatio Rights During The Period	1,590,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises Or Transformed To Stock Appreciation Rights During The Period Exercise Price | CAD / shares	CAD 0.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | CAD / shares	CAD 0.63